Loans and Allowance for Credit Losses - Commercial Loans by Industry Group and Geography Excluding Covered Loans (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Loans by Industry Group and Geography [Line Items]
Commercial	$ 97,561	$ 93,386
Commercial, percentage	100.00%	100.00%
California [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 14,086	$ 12,677
Commercial, percentage	14.40%	13.60%
Colorado [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,979	$ 4,362
Commercial, percentage	4.10%	4.70%
Illinois [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 5,245	$ 4,636
Commercial, percentage	5.40%	5.00%
Minnesota [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 7,406	$ 7,093
Commercial, percentage	7.60%	7.60%
Missouri [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,525	$ 3,536
Commercial, percentage	3.60%	3.80%
Ohio [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,330	$ 4,270
Commercial, percentage	4.50%	4.60%
Oregon [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 2,044	$ 2,090
Commercial, percentage	2.10%	2.20%
Washington [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,699	$ 3,447
Commercial, percentage	3.80%	3.70%
Wisconsin [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,539	$ 3,512
Commercial, percentage	3.60%	3.80%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 4,806	$ 4,900
Commercial, percentage	4.90%	5.20%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 5,206	$ 5,168
Commercial, percentage	5.30%	5.50%
Idaho, Montana, Wyoming [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,225	$ 1,251
Commercial, percentage	1.30%	1.30%
Arizona, Nevada, New Mexico, Utah [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,836	$ 3,487
Commercial, percentage	3.90%	3.70%
Total Banking Region [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 62,926	$ 60,429
Commercial, percentage	64.50%	64.70%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 16,408	$ 15,467
Commercial, percentage	16.80%	16.60%
All Other States [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 18,227	$ 17,490
Commercial, percentage	18.70%	18.70%
Total Outside Company's Banking Region [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 34,635	$ 32,957
Commercial, percentage	35.50%	35.30%
Manufacturing [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 14,710	$ 13,779
Commercial, percentage	15.10%	14.80%
Real Estate, Rental and Leasing [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 12,461	$ 10,553
Commercial, percentage	12.80%	11.30%
Retail Trade [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 8,952	$ 7,573
Commercial, percentage	9.20%	8.10%
Finance and Insurance [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 8,639	$ 8,728
Commercial, percentage	8.80%	9.30%
Wholesale Trade [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 7,383	$ 7,552
Commercial, percentage	7.60%	8.10%
Healthcare and Social Assistance [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 6,517	$ 6,345
Commercial, percentage	6.70%	6.80%
Public Administration [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 5,116	$ 4,546
Commercial, percentage	5.20%	4.90%
Arts, Entertainment and Recreation [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,853	$ 3,340
Commercial, percentage	3.90%	3.60%
Professional, Scientific and Technical Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,499	$ 3,744
Commercial, percentage	3.60%	4.00%
Educational Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,414	$ 3,167
Commercial, percentage	3.50%	3.40%
Information [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,403	$ 3,597
Commercial, percentage	3.50%	3.80%
Transport and Storage [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 3,198	$ 3,561
Commercial, percentage	3.30%	3.80%
Utilities [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,933	$ 1,747
Commercial, percentage	2.00%	1.90%
Other Services [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,698	$ 1,625
Commercial, percentage	1.70%	1.70%
Mining [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,590	$ 1,645
Commercial, percentage	1.60%	1.80%
Agriculture, Forestry, Fishing and Hunting [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 1,429	$ 1,449
Commercial, percentage	1.50%	1.50%
Other [Member]
Loans by Industry Group and Geography [Line Items]
Commercial	$ 9,766	$ 10,435
Commercial, percentage	10.00%	11.20%